Convertible Debentures - Additional Information (Details) - YA II PN, Ltd. - Convertible Debentures $ / shares in Units, $ in Millions	Jul. 16, 2024 CAD ($) $ / shares	Oct. 31, 2024 USD ($)	Aug. 16, 2024 USD ($)	Jul. 16, 2024 USD ($)
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue				$ 3.0
Percentage of purchase price to aggregate principal amount				95.00%
Convertible debentures interest rate	8.00%
Conversion of convertible debentures		$ 0.8
Premium percentage on convertible debentures issued	10.00%
Tranche One
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue				$ 2.0
Tranche Two
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue			$ 1.0	$ 1.0
Outstanding principal balance of of convertible debenture decrease amount		$ 0.8
Top of Range
Convertible Debentures [Line Items]
Volume-weighted average price | $ / shares	$ 1.16
On and after November 1, 2024
Convertible Debentures [Line Items]
Premium percentage on convertible debentures issued	10.00%
Monthly installments payments on convertible debentures principal amount	$ 300,000
On and after November 1, 2024 | Top of Range
Convertible Debentures [Line Items]
Volume-weighted average price | $ / shares	$ 0.2